PROVISIONS (Tables)	12 Months Ended
Mar. 31, 2025
Other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of detailed information about provisions

	Warranty	Restructuring	Other	Total
Balance, at March 31, 2023	$11,102	$18,590	$908	$30,600
Provisions made	6,460	22,790	10,362	39,612
Acquisition of subsidiaries	522	—	—	522
Provisions used	(4,862)	(19,445)	(10,352)	(34,659)
Exchange adjustments	(30)	(72)	5	(97)
Balance, at March 31, 2024	$13,192	$21,863	$923	$35,978
Provisions made	4,141	23,972	16,342	44,455
Acquisition of subsidiaries	—	2,008	—	2,008
Provisions used	(7,740)	(29,796)	(15,734)	(53,270)
Exchange adjustments	769	975	45	1,789
Balance, at March 31, 2025	$10,362	$19,022	$1,576	$30,960